PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Additions to leasehold improvements	$ 54,487
Depreciation expenses	$ 36,381	$ 179,103	$ 187,259